Representations and Warranties Obligations and Corporate Guarantees - Settlement Actions (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended
	Nov. 27, 2013	Apr. 01, 2014	Jan. 31, 2013	Dec. 31, 2014	May 07, 2013	Jul. 17, 2012	Jun. 28, 2011 Investor	Dec. 31, 2013	Jan. 06, 2013	Dec. 31, 2012	May 28, 2014	May 15, 2014 trust	Apr. 11, 2014 trust	Mar. 31, 2013
Loss Contingencies [Line Items]
Notional amount of derivatives				$ 1,134,132,000,000				$ 1,328,787,000,000
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC)
Loss Contingencies [Line Items]
Payments for legal settlements	391,000,000
Federal Housing Finance Agency (FHFA) Settlement
Loss Contingencies [Line Items]
Payments for legal settlements		9,500,000,000
Settlement payment		(6,300,000,000)
Federal National Mortgage Association FNMA
Loss Contingencies [Line Items]
Payments for legal settlements			3,600,000,000
Original principal balance									1,400,000,000,000
Aggregate outstanding principal balance									300,000,000,000
Unpaid principal balance of unresolved repurchase claims										12,200,000,000
Cash paid for repurchases			6,600,000,000
FGIC Settlement
Loss Contingencies [Line Items]
Payments for legal settlements				950,000,000
MBIA Inc. Settlement
Loss Contingencies [Line Items]
Payments for legal settlements					1,600,000,000
Original principal balance					54,800,000,000
Unpaid principal balance of unresolved repurchase claims					19,100,000,000
Fair market value of notes transferred in settlement					95,000,000
Percentage of common stock received as warrants in settlement					4.90%
Exercise price of common stock received as warrants in settlement					$ 9.59
Credit facility borrowing capacity					500,000,000
Syncora Holdings Ltd Settlement
Loss Contingencies [Line Items]
Settlement payment						(375,000,000)
Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Settlement payment				(8,500,000,000)
Original principal balance							424,000,000,000
Principal amount of delinquent loans							220,000,000,000
Number of institutional investors involved in settlement agreement							22
Non-agency residential | Federal Housing Finance Agency (FHFA) Settlement
Loss Contingencies [Line Items]
Marketable securities received in legal settlement		3,200,000,000
First Mortgage | Syncora Holdings Ltd Settlement
Loss Contingencies [Line Items]
Original principal balance						9,600,000,000
Number of trusts involved in settlement agreement						8
First Mortgage | Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Number of trusts involved in settlement agreement							525
Second Mortgage | FGIC Settlement
Loss Contingencies [Line Items]
Number of trusts involved in settlement agreement											1	1	7
Second Mortgage | Syncora Holdings Ltd Settlement
Loss Contingencies [Line Items]
Original principal balance						7,700,000,000
Number of trusts involved in settlement agreement						6
Second Mortgage | Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Number of trusts involved in settlement agreement							5
Credit Default Swap | MBIA Inc. Settlement
Loss Contingencies [Line Items]
Notional amount of derivatives														7,400,000,000
Fair value of derivatives														813,000,000
Mortgage Loans Originated between 2004 and 2008 | Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Original principal balance							409,000,000,000
Principal amount of delinquent loans							$ 217,000,000,000
Mortgage Loans Originated between 2004 and 2008 | First Mortgage | Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Number of trusts involved in settlement agreement in which parent is not trustee							6